Long-Term Debt - Principle Repayments of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2024		$ 0
2025		50
2026		50
2027		510
2028		300
Total	$ 815	$ 910	$ 500